Pension Plans (Details 10) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost
Net periodic benefit cost (income)			$ (2)	$ 1	$ 2	$ 11	$ 35
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Amortization of unrecognized actuarial loss	14	12	27	24	47	34	40
Net actuarial loss (gain)					203	303	(4)
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost	1	1	2	2	3	4	4
Interest cost	2	1	3	3	7	7	7
Expected return on plan assets	(2)	(1)	(3)	(3)	(6)	(6)	(6)
Amortization of unrecognized actuarial loss					0	1	0
Curtailment (gain) loss					0	(1)	1
Net periodic benefit cost (income)	2	1	3	2	4	5	6
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Amortization of unrecognized actuarial loss					0	(1)	0
Net actuarial loss (gain)					25	2	(13)
Total recognized in other comprehensive loss (income)					25	1	(13)
Total recognized in net periodic benefit cost and other comprehensive loss (income)					$ 29	$ 6	$ (7)